Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue
Revenue	$ 12,805	$ 10,700
Contract assets	0		$ 0
Contract liabilities	$ 10,000	9,300
Contract renewal period	5 years
Practical expedient	true
MARIADB CORPORATION AB [Member]
Revenue
Revenue			43,685	$ 36,028
Contract liabilities			$ 25,500	17,800
Contract renewal period			5 years
Practical expedient			true
MariaDB Enterprise | MARIADB CORPORATION AB [Member]
Revenue
Revenue			$ 37,283	30,900
MariaDB SkySQL | MARIADB CORPORATION AB [Member]
Revenue
Revenue			1,168	906
Deferred commissions
Revenue
Deferred contract cost	$ 1,800		1,800
Deferred commissions | MARIADB CORPORATION AB [Member]
Revenue
Deferred contract cost			1,800	2,300
Subscription
Revenue
Revenue	11,277	9,509
Subscription | MARIADB CORPORATION AB [Member]
Revenue
Revenue			38,451	31,806
Cloud related
Revenue
Revenue	1,879	991
Other
Revenue
Revenue	9,398	8,518
Services
Revenue
Revenue	1,528	1,191
Services | MARIADB CORPORATION AB [Member]
Revenue
Revenue			5,234	4,222
Services | Transferred at Point in Time
Revenue
Revenue	200	0
Services | Transferred at Point in Time | MARIADB CORPORATION AB [Member]
Revenue
Revenue			200	500
Services | Transferred over Time
Revenue
Revenue	$ 1,300	$ 1,200
Services | Transferred over Time | MARIADB CORPORATION AB [Member]
Revenue
Revenue			$ 5,000	$ 3,700
Geographic Concentration Risk | Revenue Benchmark | IRELAND
Revenue
Revenue percentage	0.90%	0.20%
Geographic Concentration Risk | Revenue Benchmark | United States
Revenue
Revenue percentage	42.20%	43.40%
Geographic Concentration Risk | Revenue Benchmark | United States | MARIADB CORPORATION AB [Member]
Revenue
Revenue percentage			44.20%	40.50%
Geographic Concentration Risk | Revenue Benchmark | Finland | MARIADB CORPORATION AB [Member]
Revenue
Revenue percentage			4.60%	4.80%